RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement [Line Items]
Salaries and benefits	$ 455		$ 585	$ 2,281	$ 1,440
Office and miscellaneous	697		$ 308	1,623	1,266
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries and benefits	261	$ 235		834	731
Office and miscellaneous	131	95		402	342
Total cost	$ 392	$ 330		$ 1,236	$ 1,073